Loss Per Share (Tables)	6 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per share
	For the six months ended September 30,
	2020	2019
Loss Per Share Numerator

Loss for the six months attributable to owners of the Company	$(1,231,866)	$(98,092)

Diluted Loss Per Share Numerator
Loss for the six months attributable to owners of the Company	$(1,231,866)	$(98,092)

Basic Loss Per Share Denominator
Original shares:	11,421,393	11,421,393
Additions from actual events:
- Issuance of common stock, weighted	-	-
Basic weighted average shares outstanding	11,421,393	11,421,393

Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	11,421,393	11,421,393
Dilutive shares: Potential additions from dilutive events:
- None	-	-
Diluted Weighted Average Shares Outstanding:	11,421,393	11,421,393

Loss Per Share
- Basic	$(0.11)	$(0.01)
- Diluted	$(0.11)	$(0.01)
Weighted Average Shares Outstanding
- Basic	11,421,393	11,421,393
- Diluted	11,421,393	11,421,393